DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,553	$ 1,975
Deferred tax liabilities	(4,561)	(2,300)
Net deferred tax assets/(liabilities)	(1,008)	(325)	$ (840)
Plant and Equipment, vehicles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	224	168
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	224	168	224
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,001)	(931)
Net deferred tax assets/(liabilities)	(3,001)	(931)	(3,950)
Inventory Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	776	105
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	776	105	423
Provision for taxes other than income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,414	558
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,414	558	2,194
Tax value of loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,026	1,030
Deferred tax liabilities	0	0
Net deferred tax assets/(liabilities)	1,026	1,030	1,254
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	113	114
Deferred tax liabilities	(1,560)	(1,369)
Net deferred tax assets/(liabilities)	$ (1,447)	$ (1,255)	$ (985)